FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value Liabilities on Recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 26,240
Balance at end of period	0	$ 26,240
Total	0	26,240
Bridge loan:
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	0	0
Fair value issued	20,000	0
Accrued interest	1,578	0
Change in fair value	0	0
Fair value settled	(21,578)	0
Balance at end of period	0	0
Total	0	0
Warrant liabilities:
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	3,329	1,989
Fair value issued	5,096	44
Change in fair value	17,753	1,296
Fair value settled	(26,178)	0
Balance at end of period	0	3,329
Total	0	3,329
Redeemable Convertible Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	22,911	11,379
Change in fair value	223,165	11,532
Fair value of derivatives extinguished	(23,152)	0
Fair value settled	(222,924)	0
Balance at end of period	0	22,911
Total	$ 0	$ 22,911